Related Party Transactions and Arrangements (Fees Paid in Connection With the Operations of the Company, Incurred, Forgiven and Payable) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2020
Related Party Transaction [Line Items]
Expenses incurred	$ 35,328	$ 33,831	$ 32,470
Payable (receivable)	(979)	(394)
Reduction of general and administrative expense	(21,572)	(20,530)	(17,275)
Acquisition cost reimbursements
Related Party Transaction [Line Items]
Expenses incurred	81	39	176
Payable (receivable)	11	0
Asset management fees
Related Party Transaction [Line Items]
Expenses incurred	19,987	19,526	19,500
Payable (receivable)	0	27
Property management fees (6)
Related Party Transaction [Line Items]
Expenses incurred	4,197	3,888	3,571
Payable (receivable)	288	(44)
Property management fees (6) | Prepaid Expenses and Other Assets
Related Party Transaction [Line Items]
Expenses incurred	300
Professional fees and other reimbursements
Related Party Transaction [Line Items]
Expenses incurred	12,102	10,073	8,883
Payable (receivable)	(61)	(377)
Professional fees and other reimbursements | Revision of Prior Period, Adjustment
Related Party Transaction [Line Items]
Reduction of general and administrative expense		500
Professional fees credit due from Advisor
Related Party Transaction [Line Items]
Payable (receivable)	(1,217)	0
Professional fees credit due from Advisor	(1,217)	0	0
Distributions on Class B Units
Related Party Transaction [Line Items]
Expenses incurred	178	305	$ 340
Payable (receivable)	0	0
2019 Bonus Awards
Related Party Transaction [Line Items]
Payable (receivable)				$ 1,200
Severance Payments
Related Party Transaction [Line Items]
Payable (receivable)	$ 2,200
Advisor
Related Party Transaction [Line Items]
Shares approved for issuance (in shares)	359,250
Advisor | 2019 Bonus Awards
Related Party Transaction [Line Items]
Due from Affiliates	$ 1,200
Advisor | Professional Fees and Reimbursements
Related Party Transaction [Line Items]
Due from Affiliates		500
Capped Reimbursement Amount
Related Party Transaction [Line Items]
Reimbursed fees to related party, capped reimbursement amount	$ 5,600	$ 7,200